Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
16.	FINANCIAL INSTRUMENTS

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.  The fair value hierarchy has the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

Level 3 – Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist.  A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value. The Company did not have any financial instruments measured at fair value on the statement of financial position. As at December 31, 2019, the fair value of financial instruments not measured at fair value approximates their carrying value.

The Company may be exposed to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives. The Company manages risks to minimize potential losses. The main objective of the Company’s risk management process is to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks.  The principal risks to which the Company is exposed are described below.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations.  Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, restricted cash, receivables and loans to the Joint Operation.  The Company’s maximum exposure to credit risk for cash, cash equivalents and receivables is the amount disclosed in the consolidated statements of financial position.  The Company limits its exposure to credit loss by placing its cash and cash equivalents with major financial institutions and invests only in short-term obligations that are guaranteed by the Canadian government or by Canadian and US chartered banks. The Company and its subsidiaries, including its joint operation, Minera Exar, may from time to time make short-term investments into Argentinian government securities, financial instruments guaranteed by Argentinian banks and other Argentine securities. These investments may or may not realize short term gains or losses.

Included in the receivables, prepaids and deposits are credit sales receivables of $549.

Management believes that the credit risk concentration with respect to financial instruments included in cash, cash equivalents, receivables and loans to the Joint Operation is minimal.

16.	FINANCIAL INSTRUMENTS (continued)

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.  The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions to ensure that it maintains sufficient reserves of cash and cash equivalents to meet its liquidity requirements in the short and long term. As the industry in which the Company operates is very capital intensive, the majority of the Company’s spending is related to its capital programs. The Company prepares annual budgets, which are regularly monitored and updated as considered necessary.

As at December 31, 2019, the Company had a cash and cash equivalents balance of $83,614 (December 31, 2018 - $41,604) to settle current liabilities of $14,990 (December 31,

2018 - $3,361).  Cash and cash equivalents balance as at December 31, 2019, includes the Company’s 50% share ($52,495) of the Joint Operation’s cash and cash equivalents of $104,989.

The following table summarizes the maturities of the Company’s financial liabilities on an undiscounted basis:

		Years ending December 31,
	2020	2021	2022 and later	Total
	$	$	$	$
Credit facility¹	6,707	6,693	110,038	123,438
Joint Operation borrowings¹	-	-	59,761	59,761
Accounts payable and accrued liabilities	11,879	-	-	11,879
Obligations under office leases¹	298	172	540	1,010
Other obligations¹	229	228	8,219	8,676
Total	19,113	7,093	178,558	204,764

¹Credit facility, Joint Operation borrowings, Obligations under office leases and Other obligations include principal and interest/finance charges.

Market Risk

Market risk incorporates a range of risks.  Movement in risk factors, such as market price risk and currency risk, affect the fair values of financial assets and liabilities.

Foreign Currency Risk

The Company’s operations in foreign countries are subject to currency fluctuations and such fluctuations may affect the Company’s financial results. The Company reports its financial results in United States dollars (“US$”) and incurs expenditures in Canadian dollars (“CDN$”) and US$ with the majority of the expenditures being incurred in US$ by the Company’s subsidiaries. As at December 31, 2019, $30,616 of the Company’s cash and cash equivalents held by the Company (which has a CDN$ functional currency) were denominated in US$. The Company had drawn $83,750 under its US$ denominated credit facility and recognized $28,845 Joint Operation borrowings as at December 31, 2019. Strengthening/(weakening) of a US$ exchange rate versus CDN$ by 10% at December 31, 2019 would have resulted in a foreign exchange (loss)/gain for the Company of $5,313, respectively.